John Hancock
Mid Cap Growth Fund
Quarterly portfolio holdings 12/31/2021

Fund’s investments
As of 12-31-21 (unaudited)
	Shares	Value
Common stocks 91.9%		$1,793,506,453
(Cost $1,470,057,967)
Communication services 12.5%		244,805,201
Entertainment 7.3%
Electronic Arts, Inc.	146,304	19,297,498
Live Nation Entertainment, Inc. (A)	207,410	24,824,903
Roku, Inc. (A)	144,666	33,012,781
Spotify Technology SA (A)	282,518	66,117,688
Interactive media and services 5.2%
Match Group, Inc. (A)	483,515	63,944,859
Snap, Inc., Class A (A)	361,516	17,002,097
ZoomInfo Technologies, Inc. (A)	320,956	20,605,375
Consumer discretionary 21.6%		420,528,806
Automobiles 1.7%
Thor Industries, Inc.	313,483	32,530,131
Diversified consumer services 2.0%
2U, Inc. (A)	377,252	7,571,448
Chegg, Inc. (A)	988,343	30,342,130
Hotels, restaurants and leisure 2.1%
DraftKings, Inc., Class A (A)	1,039,894	28,565,888
Penn National Gaming, Inc. (A)	252,165	13,074,755
Household durables 2.4%
Lennar Corp., A Shares	404,481	46,984,513
Specialty retail 10.5%
Five Below, Inc. (A)	392,444	81,192,740
Floor & Decor Holdings, Inc., Class A (A)	277,144	36,031,491
Ross Stores, Inc.	273,133	31,213,639
Ulta Beauty, Inc. (A)	137,761	56,804,371
Textiles, apparel and luxury goods 2.9%
Lululemon Athletica, Inc. (A)	143,614	56,217,700
Financials 1.7%		33,923,886
Capital markets 1.7%
Ares Management Corp., Class A	417,422	33,923,886
Health care 15.8%		307,890,358
Biotechnology 4.3%
Apellis Pharmaceuticals, Inc. (A)	194,903	9,215,014
Ascendis Pharma A/S, ADR (A)	83,084	11,177,291
Exact Sciences Corp. (A)	660,389	51,398,076
Kodiak Sciences, Inc. (A)	153,566	13,019,325
Health care equipment and supplies 5.6%
ABIOMED, Inc. (A)	182,673	65,610,661
DexCom, Inc. (A)	79,613	42,748,200
Health care providers and services 1.1%
Oak Street Health, Inc. (A)	660,312	21,882,740
Health care technology 2.9%
GoodRx Holdings, Inc., Class A (A)	818,608	26,752,109
Inspire Medical Systems, Inc. (A)	130,629	30,052,508
Life sciences tools and services 1.5%
Agilent Technologies, Inc.	181,889	29,038,579
2	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 0.4%
Elanco Animal Health, Inc. (A)	212,298	$6,025,017
Reata Pharmaceuticals, Inc., Class A (A)	36,816	970,838
Industrials 9.3%		181,171,154
Building products 1.9%
Johnson Controls International PLC	446,840	36,332,560
Commercial services and supplies 2.0%
Copart, Inc. (A)	254,953	38,655,974
Machinery 3.3%
Kornit Digital, Ltd. (A)	208,645	31,766,201
The Middleby Corp. (A)	168,929	33,238,470
Professional services 2.1%
CoStar Group, Inc. (A)	521,042	41,177,949
Information technology 30.0%		586,383,651
Communications equipment 4.0%
Arista Networks, Inc. (A)	543,828	78,175,275
IT services 2.4%
MongoDB, Inc. (A)	85,802	45,419,289
Payoneer Global, Inc. (A)	186,400	1,370,040
Semiconductors and semiconductor equipment 4.1%
MKS Instruments, Inc.	148,643	25,889,151
SolarEdge Technologies, Inc. (A)	119,990	33,665,594
Universal Display Corp.	125,055	20,637,827
Software 19.5%
Fair Isaac Corp. (A)	114,903	49,829,984
Five9, Inc. (A)	164,083	22,531,878
Guidewire Software, Inc. (A)	278,271	31,592,107
IronSource, Ltd., Class A (A)	2,811,326	21,759,663
Palo Alto Networks, Inc. (A)	79,239	44,117,106
Paycom Software, Inc. (A)	130,136	54,031,166
RingCentral, Inc., Class A (A)	243,231	45,569,328
UiPath, Inc., Class A (A)	838,309	36,156,267
Varonis Systems, Inc. (A)	628,226	30,644,864
Workday, Inc., Class A (A)	164,705	44,994,112
Materials 0.9%		17,028,041
Chemicals 0.9%
Albemarle Corp.	72,841	17,028,041
Real estate 0.1%		1,775,356
Real estate management and development 0.1%

WeWork, Inc., Class A (A)	206,437	1,775,356

Preferred securities 0.6%		$10,123,426
(Cost $9,360,258)
Information technology 0.6%		10,123,426
Software 0.6%

Essence Group Holdings Corp. (A)(B)(C)	2,958,957	6,568,885
Lookout, Inc., Series F (A)(B)(C)	392,767	3,554,541
Exchange-traded funds 5.2%		$101,365,188
(Cost $100,437,474)
iShares Russell Mid-Cap Growth ETF	811,882	93,545,044
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MID CAP GROWTH FUND	3

	Shares	Value

Vanguard Mid-Cap Growth ETF	30,713	$7,820,144

	Yield (%)	Shares	Value
Short-term investments 2.2%			$43,375,279
(Cost $43,375,279)
Short-term funds 2.2%			43,375,279
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(D)	43,375,279	43,375,279

Total investments (Cost $1,623,230,978) 99.9%	$1,948,370,346
Other assets and liabilities, net 0.1%	2,914,332
Total net assets 100.0%	$1,951,284,678

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to fund’s investments.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
The fund had the following country composition as a percentage of net assets on 12-31-21:
United States	88.6%
Israel	4.5%
Sweden	3.4%
Canada	2.9%
Other countries	0.6%
TOTAL	100.0%
4	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2021, by major security category or type:
	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$1,793,506,453	$1,793,506,453	—	—
Preferred securities	10,123,426	—	—	$10,123,426
Exchange-traded funds	101,365,188	101,365,188	—	—
Short-term investments	43,375,279	43,375,279	—	—
Total investments in securities	$1,948,370,346	$1,938,246,920	—	$10,123,426
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$60,471,652	$22,256,278	$(82,722,756)	$15,727	$(20,901)	$13,220	—	—
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.4%	$6,568,885
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.2%	3,554,541
								$10,123,426

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[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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